Cover	Aug. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2025
Entity File Number	024-12567
Entity Registrant Name	NEWSMAX INC.
Entity Central Index Key	0002026478
Entity Tax Identification Number	99-2600308
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	750 Park of Commerce Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(561)
Local Phone Number	686-1165
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, $0.001 par value per share
Trading Symbol	NMAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false